APF II RESI O4B-24A, LLC Form ABS 15-G

EXHIBIT 99.5 - SCHEDULE 2

Client Name:	ACRA
Client Project Name:	ACRA to ARES
Deal Loan Count:	5
Report Run Date:	8/22/2024 12:06 PM

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	5
Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
20674	Yes	XX/XX/XXXX	XX/XX/XXXX	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	No
20677	Yes	XX/XX/XXXX	XX/XX/XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
20676	Yes	XX/XX/XXXX	XX/XX/XXXX	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	No
20673	Yes	XX/XX/XXXX	XX/XX/XXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	No
20675	Yes	XX/XX/XXXX	XX/XX/XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No